CNI CHARTER FUNDS

                          LARGE CAP GROWTH EQUITY FUND
                           LARGE CAP VALUE EQUITY FUND
                            RCB SMALL CAP VALUE FUND
                             TECHNOLOGY GROWTH FUND
                               CORPORATE BOND FUND
                              GOVERNMENT BOND FUND
                         CALIFORNIA TAX EXEMPT BOND FUND
                              HIGH YIELD BOND FUND

                           INSTITUTIONAL CLASS SHARES
                                 CLASS A SHARES


      SUPPLEMENT DATED APRIL 10, 2002 TO PROSPECTUS DATED JANUARY 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

     Effective April 15, 2002, Brian Garbe will replace Richard K. Barnett as a portfolio manager for the Technology Growth Fund. As a result of this change, Brian L. Garbe and Oliver P. Campbell will serve as portfolio managers of the Technology Growth Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                   CNI-SK-002-01

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                                CNI CHARTER FUNDS

                       SUPPLEMENT DATED APRIL 10, 2002 TO
                     THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

The following paragraph replaces the sixth paragraph under the "Portfolio Transactions--Small Cap Value Fund" section.

Generally, RCB makes similar portfolio investment decisions for all of the client accounts and mutual funds it advises, including the Small Cap Value Fund. Therefore, it is possible that at times RCB will determine it is desirable to acquire or sell identical securities on behalf of the Small Cap Value Fund and such client accounts and other mutual funds. In those instances, trading decisions will be made in accordance with RCB's allocation policy. In such event, the position of the Small Cap Value Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as the Small Cap Value Fund at the same time, the Small Cap Value Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Small Cap Value Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Small Cap Value Fund is purchasing or selling, each day's transactions in such security will be allocated between the Small Cap Value Fund and all such client accounts or mutual funds in a manner deemed equitable by RCB, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Small Cap Value Fund is concerned. In other cases, however, it is believed that the ability of the Small Cap Value Fund to participate in volume transactions may produce better executions for the Small Cap Value Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   CNI-SK-001-01

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456



April 10, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


RE:   CNI Charter Funds
      REGISTRATION NOS. 333-16093 AND 811-7923

Dear Ladies and Gentlemen:

         On behalf of CNI Charter Funds and pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached herewith for filing please find a copy of a supplement to the equity and bond fund prospectuses for the CNI Charter Funds dated January 31, 2002, and a copy of a supplement to the statement of additional information for the CNI Charter Funds dated January 31, 2002.

         Questions and comments concerning the enclosed materials may be directed to the undersigned at (610) 676-1822.

                                            Very truly yours,



                                            /S/ STEPHANIE CAVANAGH
                                            Stephanie Cavanagh